GOODWILL	12 Months Ended
Dec. 31, 2017
GOODWILL
GOODWILL

7.      GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2017 are as follows:

	2016	2017
	RMB	RMB
Balance at beginning of period	217,394	217,394
Acquisition of Lagou	—	804,060

Balance at end of period	217,394	1,021,454